Cash and cash equivalents and borrowings About borrowings (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 10,427	€ 11,288
Infrastructure project [Member]
Disclosure of detailed information about borrowings [line items]
Bonds issued	4,781	5,199
Bank borrowings	2,836	3,200
Borrowings	7,617	8,400
Increase decrease in bonds issued	(418)
Increase decrease in bank borrowings	(364)
Increase decrease in borrowings	(782)
Infrastructure project [Member] | Toll roads division [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	7,094	7,945
Infrastructure project [Member] | US toll roads [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	6,505	7,338
Infrastructure project [Member] | Spanish toll roads [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	589	606
Infrastructure project [Member] | Airports division [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	77	94
Infrastructure project [Member] | Construction division [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	97	103
Infrastructure project [Member] | Energy and mobility infrastructures division [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	307	211
Infrastructure project [Member] | Other division [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	42	47
Infrastructure project [Member] | Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Bonds issued	4,774	5,198
Bank borrowings	2,660	3,058
Borrowings	7,434	8,256
Increase decrease in bonds issued	(424)
Increase decrease in bank borrowings	(398)
Increase decrease in borrowings	(822)
Infrastructure project [Member] | Long-term borrowings [member] | Toll roads division [Member]
Disclosure of detailed information about borrowings [line items]
Bonds issued	4,774	5,198
Bank borrowings	2,279	2,707
Borrowings	7,053	7,905
Increase decrease in bonds issued	(424)
Increase decrease in bank borrowings	(428)
Increase decrease in borrowings	(852)
Infrastructure project [Member] | Long-term borrowings [member] | US toll roads [Member]
Disclosure of detailed information about borrowings [line items]
Bonds issued	4,774	5,198
Bank borrowings	1,724	2,138
Borrowings	6,498	7,337
Increase decrease in bonds issued	(424)
Increase decrease in bank borrowings	(414)
Increase decrease in borrowings	(838)
Infrastructure project [Member] | Long-term borrowings [member] | Spanish toll roads [Member]
Disclosure of detailed information about borrowings [line items]
Bonds issued	0	0
Bank borrowings	555	569
Borrowings	555	569
Increase decrease in bonds issued	0
Increase decrease in bank borrowings	(14)
Increase decrease in borrowings	(14)
Infrastructure project [Member] | Long-term borrowings [member] | Airports division [Member]
Disclosure of detailed information about borrowings [line items]
Bonds issued	0	0
Bank borrowings	62	0
Borrowings	62	0
Increase decrease in bonds issued	0
Increase decrease in bank borrowings	62
Increase decrease in borrowings	62
Infrastructure project [Member] | Long-term borrowings [member] | Construction division [Member]
Disclosure of detailed information about borrowings [line items]
Bonds issued	0	0
Bank borrowings	92	97
Borrowings	92	97
Increase decrease in bonds issued	0
Increase decrease in bank borrowings	(5)
Increase decrease in borrowings	(5)
Infrastructure project [Member] | Long-term borrowings [member] | Energy and mobility infrastructures division [Member]
Disclosure of detailed information about borrowings [line items]
Bonds issued	0	0
Bank borrowings	187	209
Borrowings	187	209
Increase decrease in bonds issued	0
Increase decrease in bank borrowings	(22)
Increase decrease in borrowings	(22)
Infrastructure project [Member] | Long-term borrowings [member] | Other division [Member]
Disclosure of detailed information about borrowings [line items]
Bonds issued	0	0
Bank borrowings	39	44
Borrowings	39	44
Increase decrease in bonds issued	0
Increase decrease in bank borrowings	(5)
Increase decrease in borrowings	(5)
Infrastructure project [Member] | Short-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Bonds issued	7	1
Bank borrowings	177	142
Borrowings	184	143
Increase decrease in bonds issued	6
Increase decrease in bank borrowings	35
Increase decrease in borrowings	41
Infrastructure project [Member] | Short-term borrowings [member] | Toll roads division [Member]
Disclosure of detailed information about borrowings [line items]
Bonds issued	7	1
Bank borrowings	34	38
Borrowings	41	39
Increase decrease in bonds issued	6
Increase decrease in bank borrowings	(4)
Increase decrease in borrowings	2
Infrastructure project [Member] | Short-term borrowings [member] | US toll roads [Member]
Disclosure of detailed information about borrowings [line items]
Bonds issued	7	1
Bank borrowings	0	0
Borrowings	7	1
Increase decrease in bonds issued	6
Increase decrease in bank borrowings	0
Increase decrease in borrowings	6
Infrastructure project [Member] | Short-term borrowings [member] | Spanish toll roads [Member]
Disclosure of detailed information about borrowings [line items]
Bonds issued	0	0
Bank borrowings	34	38
Borrowings	34	38
Increase decrease in bonds issued	0
Increase decrease in bank borrowings	(4)
Increase decrease in borrowings	(4)
Infrastructure project [Member] | Short-term borrowings [member] | Airports division [Member]
Disclosure of detailed information about borrowings [line items]
Bonds issued	0	0
Bank borrowings	15	94
Borrowings	15	94
Increase decrease in bonds issued	0
Increase decrease in bank borrowings	(79)
Increase decrease in borrowings	(79)
Infrastructure project [Member] | Short-term borrowings [member] | Construction division [Member]
Disclosure of detailed information about borrowings [line items]
Bonds issued	0	0
Bank borrowings	5	5
Borrowings	5	5
Increase decrease in bonds issued	0
Increase decrease in bank borrowings	0
Increase decrease in borrowings	0
Infrastructure project [Member] | Short-term borrowings [member] | Energy and mobility infrastructures division [Member]
Disclosure of detailed information about borrowings [line items]
Bonds issued	0	0
Bank borrowings	120	2
Borrowings	120	2
Increase decrease in bonds issued	0
Increase decrease in bank borrowings	118
Increase decrease in borrowings	118
Infrastructure project [Member] | Short-term borrowings [member] | Other division [Member]
Disclosure of detailed information about borrowings [line items]
Bonds issued	0	0
Bank borrowings	2	3
Borrowings	2	€ 3
Increase decrease in bonds issued	0
Increase decrease in bank borrowings	(1)
Increase decrease in borrowings	€ (1)